MUTUAL FUND SERIES TRUST

(the “Trust”)

North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Catalyst Systematic Alpha Fund Class A: ATRAX Class C: ATRCX Class I: ATRFX
Catalyst/Warrington Strategic Program Fund Class A: CWXAX Class C: CWXCX Class I: CWXIX
Catalyst Buffered Shield Fund (formerly Catalyst/Exceed Defined Shield Fund) Class A: SHIEX Class C: SHINX Class I: SHIIX
Catalyst Income and Multi-Strategy Fund (formerly Catalyst Multi-Strategy Fund) Class A: ACXAX Class C: ACXCX Class I: ACXIX
Catalyst/Millburn Dynamic Commodity Strategy Fund (formerly Catalyst Hedged Commodity Strategy Fund) Class A: DCXAX Class C: DCXCX Class I: DCXIX
Catalyst/Millburn Hedge Strategy Fund Class A: MBXAX Class C: MBXCX Class C-1: MBXFX Class I: MBXIX
Catalyst Nasdaq-100 Hedged Equity Fund (formerly EAVOL NASDAQ-100 Volatility Overlay Fund) Class A: CLPAX Class C: CLPCX Class I: CLPFX
Catalyst/Teza Algorithmic Allocation Fund Class A: TEZAX Class C: TEZCX Class I: TEZIX

(collectively, the “Funds”)

April 22, 2022

This information supplements certain information contained in the

Funds’ Statement of Additional Information (the “SAI”), dated November 1, 2021, as supplemented April 1, 2022

_____________________________________________________________________________

Effective April 6, 2022, Stephen P. Lachenauer was appointed as a member of the Board of Trustees of the Trust (“Board”), and a member of the Audit Committee, Risk and Compliance Committee and the Nominating Committee of the Board, to serve until his successor is elected and qualified. Mr. Lachenauer also serves on the Special Committee of the Board. In addition, effective April 18, 2022, Aaron Smith is no longer an Assistant Treasurer of the Trust. Accordingly, all references to the members of the Board and any of the aforementioned committees are supplemented to include Mr. Lachenauer and all references to Mr. Smith are deleted.

The following information is added to the table under the section of the Funds’ SAI entitled “Trustees and Officers - Independent Trustees”:

1

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Stephen P. Lachenauer c/o Mutual Fund Series Trust 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1967	Trustee	Since 4/2022	Attorney, private practice	54	Trustee and Chair of the Audit and Risk and Compliance Committees since 2016, and Chair of the Investment Committee since November 2020, Mutual Fund and Variable Insurance Trust; Trustee and Chair of the Audit and Risk and Compliance Committees since 2016, and Chair of the Investment Committee since November 2020, Strategy Shares; Chairman of the Board, TCG Financial Series Trusts I-X since 2015; Trustee and Chair of the Audit and Risk and Compliance Committees since 2018, and Chair of the Investment Committee since November 2020, AlphaCentric Prime Meridian Income Fund.

The following information is added under the section of the Funds’ SAI entitled “Trustees and Officers - Background and Qualifications of the Trustees”:

Mr. Lachenauer has been an attorney in private practice for over fifteen years, providing advice and counsel to small businesses and individuals on real estate, commercial contracts, general business and financial matters. Mr. Lachenauer’s previous experience at large law firms and as an attorney at a large investment bank provides the Board with knowledge of financial and investment regulatory matters. Mr. Lachenauer also serves on the boards of other registered investment companies in the Fund Complex.

The following information is added to the table under the section of the Funds’ SAI entitled “Trustees and Officers - Share Ownership in the Funds”:

Fund Shares Owned by Trustees as of December 31, 2021

Name of Trustee	Mr. Lachenauer
Dollar Range of Equity Securities in Systematic Alpha Fund	None
Dollar Range of Equity Securities in Warrington Strategic Program Fund	None
2

Dollar Range of Equity Securities in the Buffered Shield Fund	None
Dollar Range of Equity Securities in Income and Multi-Strategy Fund	None
Dollar Range of Equity Securities in Millburn Dynamic Commodity Strategy Fund	None
Dollar Range of Equity Securities in Millburn Hedge Strategy Fund	None
Dollar Range of Equity Securities in Nasdaq-100 Hedged Equity Fund	None
Dollar Range of Equity Securities in Teza Algorithmic Allocation Fund	None
Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust	None

The following information is added to the table under the section of the Funds’ SAI entitled “Trustees and Officers - Compensation of the Board of Trustees”:

Compensation Table
Name of Person, Position(s)	Mr. Lachenauer
Aggregate Compensation from the Systematic Alpha Fund	$0
Aggregate Compensation from the Warrington Strategic Program Fund	$0
Aggregate Compensation from the Buffered Shield Fund	$0
Aggregate Compensation from the Income and Multi-Strategy Fund	$0
Aggregate Compensation from the Millburn Dynamic Commodity Strategy Fund	$0
Aggregate Compensation from the Millburn Hedge Strategy Fund	$0
Aggregate Compensation from the Nasdaq-100 Hedged Equity Fund	$0
Aggregate Compensation from the Teza Algorithmic Allocation Fund	$0
Total Compensation from Fund and Fund Complex*	$70,300

* The ‘Fund Complex’ includes the Trust, Mutual Fund and Variable Insurance Trust, Strategy Shares and AlphaCentric Prime Meridian Income Fund, each a registered investment company.

* * *

You should read this Supplement in conjunction with each Fund’s Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at (866) 477-4228, or by writing to the Funds at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.

3

Please retain this Supplement for future reference.

4